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                             PACIFIC CAPITAL FUNDS
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone (614) 470-8000
                                December 6, 2000


WRITER'S DIRECT
DIAL NUMBER
(619) 230-7491


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re: Pacific Capital Funds (the "Trust")
              Post Effective Amendment No. 16 to
              Form N1-A Registration Statement
              File No. 33-57684


Ladies and Gentlemen:

     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497 ( j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497 ( c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 16 to its Registration Statement on Form N1-A relating to the Pacific Capital Funds, which was filed by electronic transmission on November 29, 2000.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned.


                                        Very truly yours,


                                        /s/ Gregory T. Maddox
                                        ----------------------------------------
                                            Gregory T. Maddox
                                            for PACIFIC CAPITAL FUNDS